FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 51,468,251	R$ 57,431,690
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,199,689
Supplier
Maturity analysis for managing liquidity risk
Financial liabilities	3,217,463	4,048,087
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	893,941	1,013,959
Repayment Obligations
Maturity analysis for managing liquidity risk
Financial liabilities		859,003
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	171,519	166,249
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	56,950,863	63,518,988
Less than 1 year | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	8,414,190	9,674,220
Less than 1 year | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,199,689
Less than 1 year | Supplier
Maturity analysis for managing liquidity risk
Financial liabilities	3,200,908	4,031,532
Less than 1 year | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	207,993	232,215
Less than 1 year | Repayment Obligations
Maturity analysis for managing liquidity risk
Financial liabilities		859,003
Less than 1 year | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	5,581	5,370
Less than 1 year | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	13,028,361	14,802,340
1 to 2 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	11,941,397	8,693,204
1 to 2 years | Supplier
Maturity analysis for managing liquidity risk
Financial liabilities	16,555	16,555
1 to 2 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	595,427	351,395
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	7,521	7,217
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	12,560,900	9,068,371
2 to 5 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	14,146,151	19,650,487
2 to 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	56,886	355,101
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	18,083	15,614
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	14,221,120	20,021,202
More than 5 years | Loans and financing
Maturity analysis for managing liquidity risk
Financial liabilities	16,966,513	19,413,779
More than 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	33,635	75,248
More than 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	140,334	138,048
More than 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 17,140,482	R$ 19,627,075